COMMON STOCK (Details) - CAD / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at beginning	11,465,000	8,105,000	7,060,000
Granted	710,000	5,875,000	7,320,000
Exercised		(1,415,000)	(6,250,000)
Cancelled/expired	(150,000)	(1,100,000)	(25,000)
Balance at end	12,025,000	11,465,000	8,105,000
Number of options currently exercisable		5,765,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance at beginning	CAD 0.69	CAD 0.69	CAD 0.19
Granted	0.96	0.62	0.76
Exercised		0.38	0.20
Cancelled/expired	0.62	0.75	0.30
Balance at end	CAD 0.71	0.69	CAD 0.69
Number of options currently exercisable		CAD 0.75